MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Net loss per common share basic and diluted	$ (3.73)	$ (12.13)
Weighted average shares outstanding: Basic and diluted	11,328,252	2,726,775
Brushy Resources, Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Revenue	$ 4,989	$ 3,173
Net loss	(35,835)	(75,808)
Net loss attributable to common stockholders	$ (45,288)	$ (76,528)
Net loss per common share basic and diluted	$ (4.00)	$ (13.32)
Weighted average shares outstanding: Basic and diluted	11,328,252	5,745,785